Non Purchased Loans - Composition of Net Loans (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	$ 571,847	$ 652,256
Allowance for Loan Losses	(4,513)	(4,735)	$ (3,755)	$ (3,372)
Loans, net	38,703
Commercial Real Estate Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for Loan Losses	(3,622)	(3,885)	(3,075)	(2,845)
Real Estate Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for Loan Losses	(645)	(611)	(371)	(222)
Consumer Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for Loan Losses	(246)	(239)	$ (309)	$ (305)
Financial assets non purchased loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Gross Loans	571,847	588,475
Unearned Income	0	(1)
Allowance for Loan Losses	(4,513)	(4,735)
Loans, net	567,334	583,739
Financial assets non purchased loans [Member] | Commercial Real Estate Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	464,776	459,448
Total Gross Loans	464,776	459,448
Financial assets non purchased loans [Member] | Commercial Real Estate Portfolio Segment [Member] | Land Development And Construction Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	71,898	42,677
Total Gross Loans	71,898	42,677
Financial assets non purchased loans [Member] | Commercial Real Estate Portfolio Segment [Member] | Farmland Loan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	13,114	15,616
Total Gross Loans	13,114	15,616
Financial assets non purchased loans [Member] | Commercial Real Estate Portfolio Segment [Member] | 1-4 Family Mortgages [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	98,525	94,280
Total Gross Loans	98,525	94,280
Financial assets non purchased loans [Member] | Commercial Real Estate Portfolio Segment [Member] | Real Estate Loan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	281,239	306,875
Total Gross Loans	281,239	306,875
Financial assets non purchased loans [Member] | Real Estate Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Business loans	93,122	116,220
Total Gross Loans	93,122	116,220
Financial assets non purchased loans [Member] | Real Estate Loans [Member] | Commercial and Industrial Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Business loans	92,501	115,679
Total Gross Loans	92,501	115,679
Financial assets non purchased loans [Member] | Real Estate Loans [Member] | Farm Production and Other Farm Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Business loans	621	541
Total Gross Loans	621	541
Financial assets non purchased loans [Member] | Consumer Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Gross Loans	13,949	12,807
Financial assets non purchased loans [Member] | Consumer Portfolio Segment [Member] | Credit Card Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Gross Loans	1,963	1,878
Financial assets non purchased loans [Member] | Consumer Portfolio Segment [Member] | Other Consumer Loan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Gross Loans	$ 11,986	$ 10,929